THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $394,957 (000))
COMMON STOCK — 79.1%
	Shares	Fair Value (000)
CANADA — 0.5%
Royal Bank of Canada	16,133	$1,967

CHINA — 0.5%
Industrial & Commercial Bank of China, Cl H	3,147,000	2,137

GERMANY — 1.8%
Deutsche Telekom	64,872	2,177
SAP	17,847	4,971

		7,148
IRELAND — 0.8%
Accenture, Cl A	7,680	2,956

NETHERLANDS — 0.5%
Adyen*	1,239	2,018

SWITZERLAND — 1.3%
Nestle	35,292	3,002
Novartis	19,452	2,042

		5,044
TAIWAN — 3.7%
Taiwan Semiconductor Manufacturing ADR	70,697	14,798

UNITED KINGDOM — 0.9%
HSBC Holdings	201,648	2,115
RELX	29,142	1,454

		3,569
UNITED STATES — 69.1%
Alphabet, Cl C	64,841	13,332
Amazon.com*	69,652	16,555
American Express	9,666	3,068
Apollo Global Management	12,190	2,084
Apple	82,492	19,468
Applied Materials	11,147	2,010
AppLovin, Cl A*	8,989	3,322
Arista Networks*	59,375	6,842
Atlassian, Cl A*	12,303	3,774

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Bank of America	76,454	$3,540
Booking Holdings	1,068	5,060
Broadcom	59,867	13,247
Caterpillar	5,415	2,012
Cheniere Energy	8,302	1,857
Chevron	18,484	2,758
Cisco Systems	49,090	2,975
Citigroup	37,986	3,093
Coca-Cola	47,826	3,036
Crowdstrike Holdings, Cl A*	10,786	4,294
Digital Realty Trust	16,153	2,647
Eli Lilly	9,700	7,867
Equinix	5,356	4,893
Exxon Mobil	53,090	5,671
Freeport-McMoRan	24,444	876
GE Vernova	6,094	2,272
Johnson & Johnson	26,458	4,026
JPMorgan Chase	32,741	8,752
KLA	5,084	3,753
Marvell Technology	8,182	924
Mastercard, Cl A	7,494	4,162
Meta Platforms, Cl A	29,251	20,159
Microsoft	47,464	19,700
Motorola Solutions	5,786	2,715
Netflix*	5,639	5,508
NVIDIA	157,504	18,912
Oracle	23,988	4,079
Palantir Technologies, Cl A*	92,537	7,633
PayPal Holdings*	33,840	2,998
Philip Morris International	8,089	1,053
Procter & Gamble	28,115	4,667
QUALCOMM	7,285	1,260
ServiceNow*	3,594	3,660
Tesla*	23,717	9,596
Toast, Cl A*	49,951	2,044
UnitedHealth Group	5,622	3,050
Visa, Cl A	13,315	4,551

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Walmart	32,384	$3,179

		272,934
TOTAL COMMON STOCK
(Cost $275,663) (000)		312,571

CORPORATE OBLIGATIONS — 5.5%
	Face Amount (000)
MEXICO — 0.4%
Southern Copper
3.875%, 04/23/25	$1,600	1,595

UNITED STATES — 5.1%
American Tower
Callable 08/17/26 @ $100.000
1.450%, 09/15/26	2,600	2,467
Broadcom
Callable 07/15/26 @ $100.000
3.459%, 09/15/26	2,400	2,356
Cheniere Energy
Callable 03/15/25 @ $101.156
4.625%, 10/15/28	2,500	2,450
Flex
Callable 01/02/26 @ $100.000
3.750%, 02/01/26	1,700	1,681
IQVIA
Callable 04/04/25 @ $100.000
5.000%, 10/15/26(A)	3,100	3,087
MPLX
4.000%, 02/15/25	1,600	1,599
PRA Health Sciences
Callable 04/15/25 @ $100.719
2.875%, 07/15/26(A)	2,500	2,418
Regal Rexnord
6.050%, 02/15/26	1,600	1,613

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Scotts Miracle-Gro
Callable 08/03/26 @ $102.188
4.375%, 02/01/32	$2,900	$2,589

		20,260
TOTAL CORPORATE OBLIGATIONS
(Cost $21,846) (000)		21,855

ASSET-BACKED SECURITY — 3.0%

UNITED STATES — 3.0%
Jonah Energy, Ser 2022-1, Cl A1
Callable 11/10/26 @ $100.000
7.200%, 12/10/37(A)	11,633	11,668

TOTAL ASSET-BACKED SECURITY
(Cost $11,488) (000)		11,668

TOTAL INVESTMENTS — 87.6%
(Cost $308,997) (000)		$346,094

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On January 31, 2025, the value of these securities amounted $17,173 (000) and represented 4.3% of net assets.

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

Open futures contracts held by the Fund at July 31, 2025 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Gold†	102	Apr-2025	$28,257	$28,917	$660
Silver†	55	Mar-2025	8,738	8,873	135
U.S. 2-Year Treasury Note	190	Mar-2025	39,057	39,069	12
U.S. 5-Year Treasury Note	415	Mar-2025	44,347	44,152	(195)
U.S. 10-Year Treasury Note	88	Mar-2025	9,439	9,578	139
			$129,838	$130,589	$751

† Security, or a portion thereof, is held by the Chiron Capital Allocation Fund Ltd., as of January 31, 2025.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

THE ADVISORS’ INNER CIRCLE FUND III

FS CHIRON

CAPITAL ALLOCATION FUND

JANUARY 31, 2025 (Unaudited)

At January 31, 2025, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS
Information Technology	42.1%
Financials	12.3%
Communication Services	11.9%
Consumer Discretionary	9.0%
Energy	7.6%
Health Care	6.5%
Consumer Staples	4.2%
Real Estate	2.9%
Industrials	2.0%
Materials	1.5%
100.0%

CHI-QH-001-1900